UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830

13F File Number: 028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8981

Signature, Place and Date of Signing:

  /s/ Amy K. Minella               Greenwich, CT              May 15, 2006
-----------------------     --------------------------    --------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  $1,578,170
                                         (thousands)

List of Other Included Managers:

NONE

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2006
                              Title                    Value     Shares/    Invstmt  Other        Voting Authority
Name of Issuer                of Class      CUSIP      (x$1000)  Prn Amt    Dscretn  Managers  Sole       Shared  None
--------------                --------      -----      --------  -------    -------  --------  ----       ------  ----
AFC Enterprises Inc           COM           00104Q107   $30,544  2,197,440   Sole      None    1,090,450          1,106,990
Aceto Corp                    COM           004446100    $6,830    926,697   Sole      None      487,174            439,523
Acxiom Corp                   COM           005125109   $27,202  1,052,700   Sole      None      523,960            528,740
Adesa Inc                     COM           00686U104   $33,731  1,261,430   Sole      None      622,420            639,010
Affiliated Managers Group     COM           008252108   $29,823    279,740   Sole      None      137,760            141,980
American Eagle Outfitters NE  COM           02553E106    $5,068    169,730   Sole      None       70,230             99,500
Ashland Inc New               COM           044209104    $6,859     96,500   Sole      None       39,700             56,800
Banta Corp                    COM           066821109   $27,706    533,014   Sole      None      259,990            273,024
CBIZ Inc                      COM           124805102   $33,269  4,158,629   Sole      None    1,999,886          2,158,743
Cash Amer Intl Inc            COM           14754D100   $59,954  1,997,120   Sole      None      984,300          1,012,820
Chesapeake Energy Corp        COM           165167107    $6,766    215,400   Sole      None       87,900            127,500
Citizens Communications Co    COM           17453B101    $1,934    145,770   Sole      None       61,270             84,500
Compass Minerals Intl Inc     COM           20451N101   $23,196    928,210   Sole      None      462,420            465,790
Comstock Res Inc              COM NEW       205768203   $31,020  1,044,780   Sole      None      514,630            530,150
Convergys Corp                COM           212485106   $10,391    570,600   Sole      None      310,780            259,820
Corinthian Colleges Inc       COM           218868107   $24,472  1,699,420   Sole      None      836,830            862,590
Crescent Real Estate Equitie  COM           225756105   $58,955  2,798,066   Sole      None    1,375,050          1,423,016
Del Monte Foods Co            COM           24522P103   $38,766  3,268,620   Sole      None    1,601,204          1,667,416
EDO Corp                      COM           281347104   $67,605  2,191,412   Sole      None    1,102,850          1,088,562
Electro Rent Corp             COM           285218103   $13,626    801,505   Sole      None      424,190            377,315
FMC Technologies Inc          COM           30249U101   $11,622    226,900   Sole      None      114,100            112,800
Florida Rock Ind Inc          COM           341140101    $6,365    113,210   Sole      None       59,810             53,400
Global Cash Access Hldgs Inc  COM           378967103   $16,513    942,530   Sole      None      499,900            442,630
Fuller HB Co                  COM           359694106   $39,453    768,471   Sole      None      379,910            388,561
Handleman Co Del              COM           410252100   $12,535  1,305,747   Sole      None      682,400            623,347
Schein Henry Inc              COM           806407102    $4,402     91,970   Sole      None       36,970             55,000
Hewitt Assoc Inc              COM           42822Q100    $7,428    249,750   Sole      None       98,250            151,500
Hilb Rogal & Hobbs Co         COM           431294107   $49,950  1,211,790   Sole      None      597,120            614,670
Hollinger Intl Inc            CL A          435569108   $42,737  5,099,870   Sole      None    2,502,100          2,597,770
InfoSpace Inc                 COM NEW       45678T201   $11,133    398,320   Sole      None      191,600            206,720
InfoUSA Inc New               COM           456818301   $45,082  3,473,200   Sole      None    1,710,600          1,762,600
Interactive Data Corp.        COM           45840j107   $33,059  1,406,768   Sole      None      681,330            725,438
Jackson Hewitt Tax Svcs Inc   COM           468202106   $34,909  1,105,400   Sole      None      547,680            557,720
Kaman Corp                    COM           483548103   $12,638    502,320   Sole      None      270,500            231,820
Lincoln Elec Hldgs Inc        COM           533900106    $4,235     78,433   Sole      None       41,050             37,383
Lipman Electronic Engineerin  ORD           M6772H101   $47,070  1,730,510   Sole      None      849,500            881,010
MDC Partners Inc              CL A SUB VTG  552697104   $25,435  2,978,377   Sole      None    1,466,900          1,511,477
Mantech Intl Corp             CL A          564563104   $18,101    544,880   Sole      None      291,700            253,180
Measurement Specialties Inc   COM           583421102    $7,020    268,440   Sole      None      140,500            127,940
NTL Inc New                   COM           62941W101   $10,648    365,781   Sole      None      145,100            220,681
Nelnet Inc                    CL A          64031N108   $54,288  1,303,425   Sole      None      644,980            658,445
Novelis Inc                   COM           67000X106   $18,437    896,310   Sole      None      455,500            440,810
Pacer International           COM           69373H106   $57,870  1,770,800   Sole      None      868,720            902,080
Pall Corp                     COM           696429307    $2,012     64,510   Sole      None       26,010             38,500
Penn Va Corp                  COM           707882106   $13,104    184,570   Sole      None       98,500             86,070
Progress Software Corp        COM           743312100   $30,442  1,046,470   Sole      None      519,840            526,630
Providence Svc Corp           COM           743815102   $12,919    397,254   Sole      None      207,800            189,454
Pure Cycle Corp               COM NEW       746228303    $1,254     89,600   Sole      None       11,200             78,400
RH Donnelley Corp             COM NEW       74955W307   $34,812    597,835   Sole      None      295,170            302,665
Donnelley RR & Sons Co        COM           257867101    $6,549    200,141   Sole      None       89,784            110,357
Silgan Holdings Inc           COM           827048109   $35,672    888,018   Sole      None      430,300            457,718
Source Interlink Cos Inc      COM NEW       836151209    $6,175    541,660   Sole      None      282,700            258,960
Spectrum Brands Inc           COM           84762L105    $8,114    373,550   Sole      None      185,900            187,650
Speedway Motorsports Inc      COM           847788106   $55,901  1,462,982   Sole      None      717,345            745,637
Stage Stores Inc              COM NEW       85254C305   $22,909    770,047   Sole      None      369,950            400,097
Standard Parking Corp         COM           853790103    $7,656    274,690   Sole      None      137,300            137,390
Syneron Medical Ltd           ORD SHS       M87245102   $17,831    610,450   Sole      None      305,900            304,550
Technical Olympic USA Inc     COM           878483106   $13,659    671,180   Sole      None      332,000            339,180
Transaction Sys Architects    COM           893416107   $14,450    463,000   Sole      None      230,910            232,090
Triarc Co Inc                 CL A          895927101   $37,215  2,041,428   Sole      None    1,011,100          1,030,328
Trizec Properties Inc         COM           89687P107   $30,363  1,180,060   Sole      None      581,410            598,650
Value Vision Media Inc        CL A          92047K107    $5,800    453,800   Sole      None      234,600            219,200
Velcro Inds NV                COM           922571104    $1,278     86,620   Sole      None       39,500             47,120
Web Ex Communications Inc     COM           94767L109   $34,189  1,015,410   Sole      None      501,700            513,710
West Pharmaceutical Svcs Inc  COM           955306105   $46,710  1,345,320   Sole      None      659,920            685,400
Western Gas Res Inc           COM           958259103   $18,375    380,830   Sole      None      186,450            194,380
Willis Group Holdings Ltd     SHS           G96655108   $12,141    354,380   Sole      None      140,280            214,100

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